Convertible Redeemable Preferred Stock and Stockholders' Equity (Details 4) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Options Outstanding
Number Outstanding (in shares)	2,689,252	2,752,961
Weighted Average Remaining Contract Life	8 years 6 months 29 days	7 years 4 months 28 days
Weighted Average Exercise Prices (in dollars per share)	$ 0.91	$ 1.14
Options Exercisable
Number Exercisable (in shares)	1,019,299	1,109,670
Weighted Average Exercise Price (in dollars per share)	$ 0.43	$ 0.51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Total intrinsic value of options exercised	$ 82,000	$ 126,000	$ 676,000	$ 0
$0.05 - $0.25
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices, low end of range (in dollars per share)		$ 0.05
Exercise prices, high end of range (in dollars per share)		$ 0.25
Options Outstanding
Number Outstanding (in shares)		819,419
Weighted Average Remaining Contract Life		3 years 4 months 13 days
Weighted Average Exercise Prices (in dollars per share)		$ 0.13
Options Exercisable
Number Exercisable (in shares)		606,293
Weighted Average Exercise Price (in dollars per share)		$ 0.09
$0.26 - $1.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices, low end of range (in dollars per share)		$ 0.26
Exercise prices, high end of range (in dollars per share)		$ 1.00
Options Outstanding
Number Outstanding (in shares)		692,542
Weighted Average Remaining Contract Life		8 years 3 months 22 days
Weighted Average Exercise Prices (in dollars per share)		$ 0.47
Options Exercisable
Number Exercisable (in shares)		320,462
Weighted Average Exercise Price (in dollars per share)		$ 0.49
$1.01 - $3.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices, low end of range (in dollars per share)		$ 1.01
Exercise prices, high end of range (in dollars per share)		$ 3.00
Options Outstanding
Number Outstanding (in shares)		1,241,000
Weighted Average Remaining Contract Life		9 years 7 months 2 days
Weighted Average Exercise Prices (in dollars per share)		$ 2.19
Options Exercisable
Number Exercisable (in shares)		182,915
Weighted Average Exercise Price (in dollars per share)		$ 1.90